UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Strategic
Dividend & Income Fund

August 31, 2009

1.806764.105

SDI-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 13.1%
	Principal Amount	Value
Convertible Bonds - 11.4%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.5%
ArvinMeritor, Inc.:
4% 2/15/27	$ 2,070,000	$ 1,257,525
4.625% 3/1/26 (d)	1,070,000	741,810
BorgWarner, Inc. 3.5% 4/15/12	810,000	974,025
Johnson Controls, Inc. 6.5% 9/30/12	70,000	162,273
		3,135,633
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	500,000	916,600
Regis Corp. 5% 7/15/14	130,000	160,550
		1,077,150
Hotels, Restaurants & Leisure - 0.1%
International Game Technology 3.25% 5/1/14 (f)	200,000	255,524
Wyndham Worldwide Corp. 3.5% 5/1/12	360,000	486,371
		741,895
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	580,000	1,035,706
Media - 0.1%
Interpublic Group of Companies, Inc. 4.75% 3/15/23	210,000	192,843
Live Nation, Inc. 2.875% 7/15/27	230,000	147,200
Regal Entertainment Group 6.25% 3/15/11 (f)	100,000	95,773
Virgin Media, Inc. 6.5% 11/15/16 (f)	190,000	172,387
		608,203
Specialty Retail - 0.1%
Charming Shoppes, Inc. 1.125% 5/1/14	300,000	219,000
Group 1 Automotive, Inc. 2.25% 6/15/36 (d)	720,000	508,028
		727,028
Textiles, Apparel & Luxury Goods - 0.1%
Iconix Brand Group, Inc. 1.875% 6/30/12	440,000	403,172
TOTAL CONSUMER DISCRETIONARY		7,728,787
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	260,000	289,744
Food & Staples Retailing - 0.0%
Nash-Finch Co. 1.6314% 3/15/35 (d)	170,000	68,996
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.1%
Archer Daniels Midland Co. 0.875% 2/15/14	$ 260,000	$ 250,224
Smithfield Foods, Inc. 4% 6/30/13	140,000	120,022
Tyson Foods, Inc. 3.25% 10/15/13	110,000	113,168
		483,414
Personal Products - 0.0%
Chattem, Inc. 1.625% 5/1/14	300,000	286,401
TOTAL CONSUMER STAPLES		1,128,555
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Exterran Holdings, Inc. 4.25% 6/15/14	240,000	244,108
Schlumberger Ltd. 2.125% 6/1/23	180,000	269,784
SESI LLC 1.5% 12/15/26 (d)(f)	360,000	317,268
		831,160
Oil, Gas & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,050,000	952,665
Chesapeake Energy Corp. 2.5% 5/15/37	3,710,000	2,907,898
Massey Energy Co. 3.25% 8/1/15	350,000	264,565
Peabody Energy Corp. 4.75% 12/15/66	1,160,000	928,000
Quicksilver Resources, Inc. 1.875% 11/1/24	200,000	198,340
Western Refining, Inc. 5.75% 6/15/14	340,000	291,975
		5,543,443
TOTAL ENERGY		6,374,603
FINANCIALS - 0.8%
Capital Markets - 0.1%
GLG Partners, Inc. 5% 5/15/14 (f)	125,000	144,100
Janus Capital Group, Inc. 3.25% 7/15/14	110,000	126,731
		270,831
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	1,780,000	1,517,450
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 8% 4/15/29 (f)	190,000	289,427
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc. 4.75% 12/1/26	$ 650,000	$ 697,580
Ventas, Inc. 3.875% 11/15/11 (f)	2,180,000	2,276,857
		3,263,864
TOTAL FINANCIALS		5,052,145
HEALTH CARE - 3.3%
Biotechnology - 0.5%
Amgen, Inc.:
0.125% 2/1/11	990,000	975,972
0.375% 2/1/13	1,050,000	1,036,875
Cephalon, Inc.:
2% 6/1/15	360,000	469,116
2.5% 5/1/14	250,000	259,075
Gilead Sciences, Inc. 0.625% 5/1/13	350,000	439,565
Protein Design Labs, Inc. 2% 2/15/12	210,000	203,370
		3,383,973
Health Care Equipment & Supplies - 1.6%
Beckman Coulter, Inc.:
2.5% 12/15/36 (f)	2,000,000	2,240,000
2.5% 12/15/36	1,720,000	1,926,400
Hologic, Inc. 2% 12/15/37 (d)	410,000	331,075
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	4,000,000	4,080,000
3% 5/15/16	410,000	418,200
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	370,000	330,334
Medtronic, Inc. 1.625% 4/15/13	590,000	582,625
		9,908,634
Health Care Providers & Services - 0.3%
Chemed Corp. 1.875% 5/15/14	150,000	121,140
Laboratory Corp. of America Holdings 0% 9/11/21	110,000	103,433
LifePoint Hospitals, Inc. 3.5% 5/15/14	2,110,000	1,751,933
		1,976,506
Life Sciences Tools & Services - 0.5%
Fisher Scientific International, Inc. 2.5% 10/1/23	1,030,000	1,973,738
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Invitrogen Corp.:
1.5% 2/15/24	$ 660,000	$ 703,758
3.25% 6/15/25	400,000	438,520
		3,116,016
Pharmaceuticals - 0.4%
Biovail Corp. 5.375% 8/1/14	1,510,000	1,664,624
Mylan, Inc.:
1.25% 3/15/12	790,000	727,827
3.75% 9/15/15 (f)	200,000	258,820
		2,651,271
TOTAL HEALTH CARE		21,036,400
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc.:
2.75% 9/15/11	930,000	946,926
3% 8/15/24	690,000	790,257
GenCorp, Inc. 2.25% 11/15/24	270,000	191,700
		1,928,883
Airlines - 0.1%
JetBlue Airways Corp.:
6.75% 10/15/39	150,000	206,070
6.75% 10/15/39	150,000	206,505
		412,575
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	10,000	10,590
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. 3.25% 6/1/14 (f)	450,000	511,470
United Rentals North America, Inc. 1.875% 10/15/23	140,000	129,500
		640,970
Construction & Engineering - 0.1%
Fluor Corp. 1.5% 2/15/24	130,000	246,961
Quanta Services, Inc. 3.75% 4/30/26	190,000	209,950
		456,911
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 430,000	$ 400,502
1% 10/15/12	350,000	294,210
SunPower Corp. 4.75% 4/15/14	250,000	280,100
		974,812
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	310,000	425,165
Machinery - 0.2%
AGCO Corp. 1.25% 12/15/36	360,000	361,368
Barnes Group, Inc.:
3.375% 3/15/27	220,000	195,800
3.75% 8/1/25	190,000	182,875
Danaher Corp. 0% 1/22/21	400,000	362,236
Terex Corp. 4% 6/1/15	300,000	369,870
		1,472,149
Marine - 0.0%
Horizon Lines, Inc. 4.25% 8/15/12	30,000	21,900
Professional Services - 0.0%
CBIZ, Inc. 3.125% 6/1/26	60,000	56,850
FTI Consulting, Inc. 3.75% 7/15/12	30,000	44,229
		101,079
Road & Rail - 0.3%
Hertz Global Holdings, Inc. 5.25% 6/1/14	1,300,000	1,802,837
Trading Companies & Distributors - 0.0%
WESCO International, Inc.:
2.625% 10/15/25	61,000	59,170
6% 9/15/29	49,000	53,964
		113,134
TOTAL INDUSTRIALS		8,361,005
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.4%
CommScope, Inc. 3.25% 7/1/15	1,510,000	1,820,582
L-3 Communications Corp. 3% 8/1/35	140,000	140,000
Lucent Technologies, Inc. 2.875% 6/15/25	630,000	503,981
		2,464,563
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.3%
EMC Corp.:
1.75% 12/1/11	$ 270,000	$ 314,550
1.75% 12/1/13	1,150,000	1,359,818
Maxtor Corp. 2.375% 8/15/12	390,000	376,485
		2,050,853
Electronic Equipment & Components - 0.2%
Anixter International, Inc. 1% 2/15/13	160,000	137,923
FLIR Systems, Inc. 3% 6/1/23	40,000	82,984
Itron, Inc. 2.5% 8/1/26	460,000	506,184
L-1 Identity Solutions, Inc. 3.75% 5/15/27	185,000	160,062
		887,153
Internet Software & Services - 0.2%
Equinix, Inc. 4.75% 6/15/16	930,000	1,146,897
VeriSign, Inc. 3.25% 8/15/37	450,000	368,575
		1,515,472
IT Services - 0.6%
CACI International, Inc. 2.125% 5/1/14	3,060,000	3,159,450
VeriFone Holdings, Inc. 1.375% 6/15/12	700,000	507,570
		3,667,020
Semiconductors & Semiconductor Equipment - 0.8%
Advanced Micro Devices, Inc. 6% 5/1/15	1,560,000	1,035,528
Amkor Technology, Inc.:
2.5% 5/15/11	190,000	174,325
6% 4/15/14 (f)	350,000	700,805
Diodes, Inc. 2.25% 10/1/26	230,000	221,559
Intel Corp.:
2.95% 12/15/35	790,000	706,363
3.25% 8/1/39 (f)	710,000	756,186
Micron Technology, Inc.:
1.875% 6/1/14	460,000	355,635
4.25% 10/15/13	200,000	325,500
ON Semiconductor Corp. 2.625% 12/15/26	850,000	876,605
		5,152,506
Software - 0.3%
Informatica Corp. 3% 3/15/26	270,000	296,271
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp.:
0.75% 6/15/11	$ 90,000	$ 91,773
1% 6/15/13	1,220,000	1,233,420
		1,621,464
TOTAL INFORMATION TECHNOLOGY		17,359,031
MATERIALS - 0.3%
Chemicals - 0.0%
Ferro Corp. 6.5% 8/15/13	400,000	313,176
Metals & Mining - 0.2%
Alcoa, Inc. 5.25% 3/15/14	100,000	204,250
Allegheny Technologies, Inc. 4.25% 6/1/14	210,000	229,860
ArcelorMittal SA 5% 5/15/14	60,000	83,454
Century Aluminum Co. 1.75% 8/1/24	60,000	52,650
Newmont Mining Corp. 3% 2/15/12	230,000	263,994
Placer Dome, Inc. 2.75% 10/15/23	150,000	218,445
Steel Dynamics, Inc. 5.125% 6/15/14	130,000	159,250
		1,211,903
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15 (f)	340,000	372,389
TOTAL MATERIALS		1,897,468
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Alaska Communication Systems Group, Inc. 5.75% 3/1/13 (f)	40,000	35,400
Qwest Communications International, Inc. 3.5% 11/15/25	300,000	297,030
Time Warner Telecom, Inc. 2.375% 4/1/26	660,000	595,650
		928,080
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. 4.5% 7/15/14	$ 2,150,000	$ 1,564,125
SBA Communications Corp. 4% 10/1/14 (f)	170,000	176,596
		1,740,721
TOTAL TELECOMMUNICATION SERVICES		2,668,801
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	190,000	208,468
5.5% 6/15/29	170,000	189,550
		398,018
TOTAL CONVERTIBLE BONDS		72,004,813
Nonconvertible Bonds - 1.7%
FINANCIALS - 1.3%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,579,058
Lehman Brothers Holdings, Inc. 1.2019% (c)(g)	1,000,000	100
		2,579,158
Commercial Banks - 0.6%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,460,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	820,000
Wells Fargo Capital XIII 7.7% (g)	2,000,000	1,740,000
		4,020,000
Diversified Financial Services - 0.3%
Goldman Sachs Capital II 5.793% (g)	2,000,000	1,440,000
TOTAL FINANCIALS		8,039,158
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	$ 3,000,000	$ 2,370,000
TOTAL NONCONVERTIBLE BONDS		10,409,158
TOTAL CORPORATE BONDS (Cost $79,016,672)		82,413,971
Common Stocks - 65.3%
	Shares
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.7%
Autoliv, Inc.	21,700	695,919
BorgWarner, Inc.	17,500	519,225
Federal-Mogul Corp. Class A (a)	62,806	790,099
Johnson Controls, Inc.	65,300	1,617,481
The Goodyear Tire & Rubber Co. (a)	63,300	1,043,817
		4,666,541
Diversified Consumer Services - 0.3%
Brinks Home Security Holdings, Inc. (a)	21,600	675,432
Regis Corp.	61,100	988,598
		1,664,030
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	50,400	733,824
Burger King Holdings, Inc.	52,100	934,153
Carnival Corp. unit	21,300	623,025
Darden Restaurants, Inc.	23,700	780,441
Las Vegas Sands Corp. unit	6,270	1,521,729
WMS Industries, Inc. (a)	13,000	550,290
		5,143,462
Household Durables - 3.4%
Black & Decker Corp.	23,600	1,041,232
D.R. Horton, Inc.	209,631	2,811,152
KB Home	259,799	4,730,940
Lennar Corp. Class A	183,600	2,781,540
M/I Homes, Inc. (a)	64,000	1,012,480
Meritage Homes Corp. (a)	11,500	257,715
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	88,100	$ 1,226,352
Pulte Homes, Inc.	322,512	4,121,703
Ryland Group, Inc.	104,777	2,401,489
The Stanley Works	22,610	925,427
Toll Brothers, Inc. (a)	7,100	161,454
		21,471,484
Media - 0.8%
Cablevision Systems Corp. - NY Group Class A	14,700	328,398
Comcast Corp. Class A	106,700	1,634,644
McGraw-Hill Companies, Inc.	30,400	1,021,744
The Walt Disney Co.	75,900	1,976,436
		4,961,222
Multiline Retail - 0.3%
Target Corp.	36,900	1,734,300
Specialty Retail - 0.4%
Advance Auto Parts, Inc.	18,800	795,240
Best Buy Co., Inc.	22,200	805,416
Staples, Inc.	53,800	1,162,618
		2,763,274
Textiles, Apparel & Luxury Goods - 0.4%
Polo Ralph Lauren Corp. Class A	16,500	1,095,270
VF Corp.	19,100	1,328,596
		2,423,866
TOTAL CONSUMER DISCRETIONARY		44,828,179
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Carlsberg AS:
Series A	11,300	823,801
Series B	2,775	199,365
		1,023,166
Food & Staples Retailing - 0.4%
CVS Caremark Corp.	27,200	1,020,544
Wal-Mart Stores, Inc.	25,400	1,292,098
Winn-Dixie Stores, Inc. (a)	35,666	491,121
		2,803,763
Food Products - 0.6%
B&G Foods, Inc. unit	96,900	1,688,967
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. (a)	101,400	$ 1,244,178
Tyson Foods, Inc. Class A	86,500	1,037,135
		3,970,280
Household Products - 0.2%
Energizer Holdings, Inc. (a)	13,100	857,133
Procter & Gamble Co.	12,000	649,320
		1,506,453
Personal Products - 0.2%
Avon Products, Inc.	31,900	1,016,653
TOTAL CONSUMER STAPLES		10,320,315
ENERGY - 7.1%
Energy Equipment & Services - 1.7%
BJ Services Co.	63,000	1,011,780
ENSCO International, Inc.	35,400	1,306,260
Nabors Industries Ltd. (a)	47,800	845,104
Noble Corp.	39,000	1,366,170
Schlumberger Ltd.	45,460	2,554,852
Smith International, Inc.	25,000	689,250
Transocean Ltd. (a)	17,400	1,319,616
Weatherford International Ltd. (a)	82,400	1,643,880
		10,736,912
Oil, Gas & Consumable Fuels - 5.4%
Alpha Natural Resources, Inc. (a)	112,844	3,645,990
Cabot Oil & Gas Corp.	45,700	1,610,925
Chesapeake Energy Corp.	91,400	2,087,576
Chevron Corp.	86,900	6,077,786
ConocoPhillips	36,300	1,634,589
Exxon Mobil Corp.	95,840	6,627,336
Marathon Oil Corp.	42,000	1,296,540
Noble Energy, Inc.	20,700	1,251,522
Occidental Petroleum Corp.	61,400	4,488,340
Range Resources Corp.	43,400	2,099,258
SandRidge Energy, Inc. (a)	79,100	965,020
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	46,300	$ 1,706,618
Suncor Energy, Inc.	21,504	657,929
		34,149,429
TOTAL ENERGY		44,886,341
FINANCIALS - 28.1%
Capital Markets - 1.6%
Goldman Sachs Group, Inc.	26,000	4,301,960
Morgan Stanley	203,700	5,899,152
		10,201,112
Commercial Banks - 2.5%
Comerica, Inc.	44,600	1,189,482
Huntington Bancshares, Inc.	138,100	629,736
KeyCorp	134,445	895,404
PNC Financial Services Group, Inc.	58,624	2,496,796
TCF Financial Corp.	60,700	835,232
U.S. Bancorp, Delaware	108,500	2,454,270
Wells Fargo & Co.	267,100	7,350,592
		15,851,512
Consumer Finance - 0.5%
American Express Co.	61,700	2,086,694
Capital One Financial Corp.	30,500	1,137,345
		3,224,039
Diversified Financial Services - 5.1%
Bank of America Corp.	992,737	17,462,236
Citigroup, Inc.	100,692	503,460
JPMorgan Chase & Co.	324,494	14,102,509
		32,068,205
Insurance - 2.3%
ACE Ltd.	28,700	1,497,566
Aon Corp.	7,300	304,848
Axis Capital Holdings Ltd.	88,718	2,704,125
Endurance Specialty Holdings Ltd.	2,908	100,239
Everest Re Group Ltd.	47,300	3,987,863
Lincoln National Corp.	115,494	2,915,069
RenaissanceRe Holdings Ltd.	26,300	1,432,035
The Travelers Companies, Inc.	32,200	1,623,524
		14,565,269
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 14.8%
Acadia Realty Trust (SBI)	84,700	$ 1,296,757
Alexandria Real Estate Equities, Inc.	46,800	2,607,228
Apartment Investment & Management Co. Class A	181,984	2,214,745
AvalonBay Communities, Inc.	21,075	1,357,862
Boston Properties, Inc.	39,094	2,368,315
Brandywine Realty Trust (SBI)	183,400	1,945,874
Camden Property Trust (SBI)	83,300	3,057,110
CBL & Associates Properties, Inc.	402,045	3,767,162
Corporate Office Properties Trust (SBI)	82,000	3,022,520
Developers Diversified Realty Corp. (e)	247,353	1,939,248
DiamondRock Hospitality Co.	299,723	2,053,103
Digital Realty Trust, Inc.	81,500	3,551,770
Duke Realty LP	257,000	2,960,640
Equity Residential (SBI)	63,145	1,724,490
Essex Property Trust, Inc.	26,800	1,999,548
HCP, Inc.	77,400	2,204,352
Healthcare Realty Trust, Inc.	62,900	1,361,785
Highwoods Properties, Inc. (SBI)	114,100	3,351,117
Home Properties, Inc.	34,900	1,325,153
Host Hotels & Resorts, Inc.	99,959	996,591
Inland Real Estate Corp.	59,750	500,705
Kimco Realty Corp.	33,538	420,902
Kite Realty Group Trust	100,170	364,619
Nationwide Health Properties, Inc.	9,500	302,860
Omega Healthcare Investors, Inc.	48,100	813,371
Plum Creek Timber Co., Inc. (e)	53,100	1,608,399
Potlatch Corp.	60,330	1,755,603
ProLogis Trust	451,865	5,024,739
Public Storage	51,636	3,642,920
Rayonier, Inc.	26,520	1,139,034
Regency Centers Corp.	80,700	2,707,485
Simon Property Group, Inc.	126,256	8,032,407
SL Green Realty Corp.	102,400	3,613,696
Sunstone Hotel Investors, Inc.	394,356	2,468,669
Tanger Factory Outlet Centers, Inc.	19,900	748,638
The Macerich Co. (e)	111,042	3,182,464
U-Store-It Trust	358,892	2,322,031
UDR, Inc.	52,100	666,359
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	156,000	$ 6,116,760
Vornado Realty Trust	54,549	3,137,658
		93,674,689
Real Estate Management & Development - 1.1%
BR Malls Participacoes SA (a)	39,800	395,826
Brookfield Properties Corp.	32,400	355,428
CB Richard Ellis Group, Inc. Class A (a)	352,500	4,173,600
Forestar Group, Inc. (a)	89,100	1,286,604
Jones Lang LaSalle, Inc.	18,200	853,216
		7,064,674
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	128,700	1,325,610
TOTAL FINANCIALS		177,975,110
HEALTH CARE - 3.9%
Biotechnology - 0.4%
Amgen, Inc. (a)	25,800	1,541,292
Biogen Idec, Inc. (a)	16,200	813,402
		2,354,694
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. (a)	48,000	564,000
Cooper Companies, Inc.	21,300	581,916
Covidien PLC	36,082	1,427,765
		2,573,681
Health Care Providers & Services - 0.9%
AmerisourceBergen Corp.	45,800	975,998
CIGNA Corp.	42,700	1,256,661
Emeritus Corp. (a)	88,001	1,586,658
Health Management Associates, Inc. Class A (a)	128,000	884,480
Medco Health Solutions, Inc. (a)	23,570	1,301,535
		6,005,332
Pharmaceuticals - 2.2%
Allergan, Inc.	22,300	1,247,016
Ardea Biosciences, Inc. (a)	18,300	324,642
Cadence Pharmaceuticals, Inc. (a)	26,100	284,751
Merck & Co., Inc.	82,700	2,681,961
Optimer Pharmaceuticals, Inc. (a)	19,400	252,782
Pfizer, Inc.	441,200	7,368,040
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
ViroPharma, Inc. (a)	46,900	$ 375,200
Vivus, Inc. (a)	48,900	302,691
Wyeth	20,000	957,000
		13,794,083
TOTAL HEALTH CARE		24,727,790
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.5%
Honeywell International, Inc.	40,500	1,488,780
Lockheed Martin Corp.	9,100	682,318
Precision Castparts Corp.	7,200	657,216
Stanley, Inc. (a)	16,500	423,225
		3,251,539
Airlines - 0.1%
Delta Air Lines, Inc. (a)	57,375	414,248
Building Products - 0.6%
AAON, Inc.	6,500	135,720
Masco Corp.	93,200	1,349,536
Owens Corning (a)	112,400	2,511,016
		3,996,272
Commercial Services & Supplies - 0.4%
R.R. Donnelley & Sons Co.	51,500	918,760
Republic Services, Inc.	74,270	1,902,055
		2,820,815
Electrical Equipment - 0.5%
Regal-Beloit Corp.	23,100	1,050,126
Rockwell Automation, Inc.	51,600	2,159,460
		3,209,586
Industrial Conglomerates - 0.2%
Textron, Inc.	79,100	1,214,976
Machinery - 0.8%
Cummins, Inc.	73,300	3,321,956
Danaher Corp.	22,000	1,335,620
Timken Co.	24,600	519,306
		5,176,882
Road & Rail - 1.2%
Con-way, Inc.	71,494	2,985,589
CSX Corp.	38,100	1,619,250
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	29,400	$ 1,117,200
Union Pacific Corp.	26,000	1,555,060
		7,277,099
Trading Companies & Distributors - 0.1%
Fastenal Co.	8,200	296,840
W.W. Grainger, Inc.	3,400	297,398
		594,238
TOTAL INDUSTRIALS		27,955,655
INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 1.0%
Adtran, Inc.	64,200	1,459,908
Cisco Systems, Inc. (a)	70,900	1,531,440
Juniper Networks, Inc. (a)	110,700	2,553,849
Tellabs, Inc. (a)	100,600	637,804
		6,183,001
Computers & Peripherals - 0.7%
Dell, Inc. (a)	110,900	1,755,547
Hewlett-Packard Co.	41,800	1,876,402
Western Digital Corp. (a)	19,100	654,748
		4,286,697
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	45,600	1,594,176
Arrow Electronics, Inc. (a)	64,033	1,769,872
Avnet, Inc. (a)	69,600	1,854,840
Flextronics International Ltd. (a)	105,400	625,022
Ingram Micro, Inc. Class A (a)	82,550	1,383,538
Tyco Electronics Ltd.	44,800	1,022,336
		8,249,784
Internet Software & Services - 0.1%
Tencent Holdings Ltd.	20,400	303,482
VeriSign, Inc. (a)	27,100	574,249
		877,731
IT Services - 0.4%
Fidelity National Information Services, Inc.	43,000	1,056,080
Lender Processing Services, Inc.	38,082	1,305,451
		2,361,531
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	41,000	$ 1,158,250
Applied Materials, Inc.	131,000	1,726,580
FormFactor, Inc. (a)	65,200	1,430,488
Intel Corp.	132,700	2,696,464
KLA-Tencor Corp.	56,200	1,753,440
Lam Research Corp. (a)	30,400	933,280
Micron Technology, Inc. (a)	176,000	1,297,120
National Semiconductor Corp.	61,519	933,243
ON Semiconductor Corp. (a)	411,900	3,324,033
Samsung Electronics Co. Ltd.	1,104	681,493
Standard Microsystems Corp. (a)	25,347	590,078
		16,524,469
Software - 0.5%
BMC Software, Inc. (a)	46,800	1,668,420
Microsoft Corp.	65,400	1,612,110
		3,280,530
TOTAL INFORMATION TECHNOLOGY		41,763,743
MATERIALS - 2.5%
Chemicals - 1.3%
Albemarle Corp.	48,956	1,577,852
Ashland, Inc.	28,300	1,038,044
Celanese Corp. Class A	82,100	2,091,087
Cytec Industries, Inc.	29,300	846,477
Dow Chemical Co.	48,100	1,024,049
Solutia, Inc. (a)	98,620	1,206,123
Terra Industries, Inc.	17,700	550,647
		8,334,279
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	16,100	825,769
Temple-Inland, Inc.	202,047	3,416,615
		4,242,384
Metals & Mining - 0.4%
Agnico-Eagle Mines Ltd. (Canada)	7,000	401,544
Freeport-McMoRan Copper & Gold, Inc.	9,082	571,984
Goldcorp, Inc.	10,700	389,935
Newcrest Mining Ltd.	15,135	384,050
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	8,000	$ 321,520
Steel Dynamics, Inc.	10,300	170,465
		2,239,498
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	22,200	830,058
TOTAL MATERIALS		15,646,219
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	291,715	7,599,176
Verizon Communications, Inc.	136,800	4,246,272
		11,845,448
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	2,439	77,194
Sprint Nextel Corp. (a)	313,400	1,147,044
		1,224,238
TOTAL TELECOMMUNICATION SERVICES		13,069,686
UTILITIES - 1.9%
Electric Utilities - 0.8%
Entergy Corp.	27,700	2,188,300
FirstEnergy Corp.	57,600	2,599,488
		4,787,788
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	61,600	1,949,640
Multi-Utilities - 0.8%
Sempra Energy	46,600	2,337,922
Wisconsin Energy Corp.	63,400	2,882,798
		5,220,720
TOTAL UTILITIES		11,958,148
TOTAL COMMON STOCKS (Cost $385,630,851)		413,131,186
Preferred Stocks - 18.9%
	Shares	Value
Convertible Preferred Stocks - 6.5%
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.3%
Autoliv, Inc. 8.00%	22,500	$ 1,021,275
Johnson Controls, Inc. 11.50%	4,600	582,510
		1,603,785
Automobiles - 0.1%
Ford Motor Co. Capital Trust II 6.50%	24,000	698,640
Leisure Equipment & Products - 0.0%
Callaway Golf Co. 7.50% (a)(f)	2,500	296,250
Media - 0.5%
Emmis Communications Corp. Series A, 6.25%	10,100	39,895
Interpublic Group of Companies, Inc. 5.25%	4,724	3,019,439
		3,059,334
TOTAL CONSUMER DISCRETIONARY		5,658,009
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Archer Daniels Midland Co. 6.25%	14,800	568,024
Bunge Ltd. 5.125%	792	518,157
		1,086,181
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Chesapeake Energy Corp. 4.50%	20,700	1,511,100
El Paso Corp.:
4.99% (f)	2,000	1,687,280
4.99%	1,134	956,688
SandRidge Energy, Inc. 8.50% (a)(f)	3,100	526,721
		4,681,789
FINANCIALS - 1.4%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	15,300	483,939
Commercial Banks - 0.8%
Huntington Bancshares, Inc. 8.50%	886	701,526
KeyCorp Series A, 7.75%	9,000	768,150
Regions Financial Corp. 10.00%	520	738,608
Wells Fargo & Co. 7.50%	2,990	2,548,975
		4,757,259
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - 0.4%
AMG Capital Trust I 5.10%	3,400	$ 115,151
Bank of America Corp. Series L, 7.25%	1,139	982,957
United Rentals Trust I $3.25 QUIPS	72,800	1,712,256
		2,810,364
Real Estate Investment Trusts - 0.1%
FelCor Lodging Trust, Inc. Series A 1.95%	7,200	79,200
HRPT Properties Trust 6.50%	34,390	563,893
Simon Property Group, Inc. 6.00%	2,100	117,390
		760,483
TOTAL FINANCIALS		8,812,045
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.3%
HealthSouth Corp. Series A 6.50%	2,873	2,037,848
Omnicare Capital Trust II Series B, 4.00%	5,100	173,094
		2,210,942
Pharmaceuticals - 0.2%
Mylan, Inc. 6.50%	997	962,105
TOTAL HEALTH CARE		3,173,047
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Avery Dennison Corp. 7.875%	10,765	374,622
Road & Rail - 0.1%
Kansas City Southern 5.125%	1,022	1,000,712
TOTAL INDUSTRIALS		1,375,334
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Lucent Technologies Capital Trust I 7.75%	2,700	1,971,000
MATERIALS - 1.1%
Chemicals - 0.5%
Celanese Corp. 4.25%	93,100	3,062,059
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
MATERIALS - continued
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	1,794	$ 2,436,229
6.75%	16,600	1,573,414
		4,009,643
TOTAL MATERIALS		7,071,702
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 6.25% PIERS	6,300	326,844
UTILITIES - 1.1%
Electric Utilities - 0.0%
FPL Group, Inc. 8.375%	5,600	288,053
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. 4.00% (f)	1,650	2,218,359
Multi-Utilities - 0.7%
CMS Energy Corp. 4.50%	60,000	4,345,200
TOTAL UTILITIES		6,851,612
TOTAL CONVERTIBLE PREFERRED STOCKS		41,007,563
Nonconvertible Preferred Stocks - 12.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	808,000
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Finance Co. 8.00% (f)	28	2,800,000
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp. (depositary shares) Series B, 5.68%	19,375	1,540,313
FINANCIALS - 6.4%
Capital Markets - 1.3%
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,552,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	$ 778,000
Series D, 4%	200,000	3,602,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,548,800
		8,480,800
Commercial Banks - 2.1%
ABN AMRO Capital Funding Trust V 5.90%	20,000	167,000
ABN AMRO Capital Funding Trust VII 6.08%	40,400	333,704
Barclays Bank PLC Series 2 6.625%	40,000	738,400
BNY Capital V 5.95%	115,000	2,596,700
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	2,000,000
Keycorp Capital IX 6.75%	6,882	126,354
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	364,400
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	629,200
6.50%	40,000	924,000
6.80%	160,000	3,848,000
USB Capital XII 6.30%	80,000	1,721,600
		13,449,358
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	36,432
Diversified Financial Services - 0.7%
Bank of America Corp.:
Series D, 6.204%	20,000	382,000
Series H, 8.20%	56,015	1,237,371
Deutsche Bank Capital Funding Trust VIII 6.375%	80,000	1,594,400
General Electric Capital Corp. 6.05%	40,000	908,800
		4,122,571
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	735,600
Real Estate Investment Trusts - 1.4%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,587,110
Hospitality Properties Trust:
Series B, 8.875%	125,000	2,847,500
Series C, 7.00%	100,000	1,810,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	479,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage Series M, 6.625%	50,000	$ 1,089,000
Vornado Realty Trust Series E, 7.00%	40,000	884,800
		8,697,410
Thrifts & Mortgage Finance - 0.8%
Fannie Mae:
Series E, 5.10%	27,562	79,930
Series H, 5.81%	71,200	224,280
Series I, 5.375%	5,000	15,900
Series L, 5.125%	140,900	408,610
Series N, 5.50%	92,650	285,362
Series O, 7.00%	42,200	119,004
Series R, 7.65%	40,000	74,000
Series T, 8.25%	40,000	78,400
Freddie Mac:
Series F, 5.00% (a)	68,500	205,500
Series H, 5.10% (a)	10,300	30,179
Series K, 5.79% (a)	25,200	80,640
Series O, 5.81% (a)	19,500	58,890
Series R, 5.70% (a)	117,000	376,740
Series S, 0.00% (a)	10,000	31,000
Series U, 5.90% (a)	40,000	66,000
Series V, 5.57% (a)	566,000	894,280
Series W, 5.66% (a)	161,600	258,560
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,905,600
		5,192,875
TOTAL FINANCIALS		40,715,046
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	777,249
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 6.375%	161,800	4,197,092
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - 4.4%
Electric Utilities - 3.8%
Alabama Power Co.:
4.60%	2,000	$ 144,000
5.20%	57,300	1,223,355
5.625%	80,000	1,752,000
6.45%	80,000	1,940,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	850,000
Duquesne Light Co. 6.50%	66,050	2,575,950
FPL Group Capital Trust I 5.875%	20,000	499,000
FPL Group Capital, Inc. Series E, 7.45%	60,000	1,572,600
Mid-American Energy Co. 4.40%	5,000	392,344
Pacific Gas & Electric Co.:
Series B, 5.50%	61,900	1,430,509
Series D 5.00%	69,200	1,469,808
PPL Electric Utilities Corp. 6.25%	190,000	4,360,500
Southern California Edison Co.:
6.125%	35,000	2,782,500
Series C:
4.24%	54,600	987,168
6.00%	20,000	1,600,000
Series D, 4.32%	15,000	279,750
		23,859,484
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	280,920
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	2,174,687
San Diego Gas & Electric Co. 1.70%	67,548	1,627,907
		3,802,594
TOTAL UTILITIES		27,942,998
TOTAL NONCONVERTIBLE PREFERRED STOCKS		78,780,698
TOTAL PREFERRED STOCKS (Cost $178,510,992)		119,788,261
Preferred Securities - 0.9%
	Principal Amount	Value
FINANCIALS - 0.9%
Commercial Banks - 0.3%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	$ 3,000,000	$ 1,991,440
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	168,000	104,576
		2,096,016
Diversified Financial Services - 0.6%
JPMorgan Chase & Co. 7.9% (g)	4,000,000	3,918,277
TOTAL PREFERRED SECURITIES (Cost $6,755,753)		6,014,293
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.33% (h)	10,367,040	10,367,040
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(h)	2,365,880	2,365,880
TOTAL MONEY MARKET FUNDS (Cost $12,732,920)		12,732,920
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $39,000)	$ 39,000	39,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $662,686,188)		634,119,631
NET OTHER ASSETS - (0.2)%		(1,552,438)
NET ASSETS - 100%		$ 632,567,193
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
QUIPS - Quarterly Income Preferred Securities
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,533,386 or 3.9% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$39,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 6,706
Banc of America Securities LLC	3,339
Bank of America, NA	8,347
Deutsche Bank Securities, Inc.	3,673
ING Financial Markets LLC	1,074
J.P. Morgan Securities, Inc.	6,678
Mizuho Securities USA, Inc.	3,339
Morgan Stanley & Co., Inc.	1,670
Societe Generale, New York Branch	4,174
$ 39,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,774
Fidelity Securities Lending Cash Central Fund	30,257
Total	$ 75,031
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 51,294,188	$ 44,154,345	$ 7,139,843	$ -
Consumer Staples	14,206,496	10,320,315	3,886,181	-
Energy	51,108,443	44,886,341	6,222,102	-
Financials	227,502,201	221,661,492	5,840,709	-
Health Care	27,900,837	24,727,790	3,173,047	-
Industrials	29,330,989	27,955,655	1,375,334	-
Information Technology	43,734,743	41,763,743	1,971,000	-
Materials	23,495,170	16,423,468	7,071,702	-
Telecommunication Services	17,593,622	17,266,778	326,844	-
Utilities	46,752,758	27,195,852	19,556,906	-
Corporate Bonds	82,413,971	-	82,413,871	100
Preferred Securities	6,014,293	-	6,014,293	-
Money Market Funds	12,732,920	12,732,920	-	-
Cash Equivalents	39,000	-	39,000	-
Total Investments in Securities	$ 634,119,631	$ 489,088,699	$ 145,030,832	$ 100
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,000,000
Total Realized Gain (Loss)	614,725
Total Unrealized Gain (Loss)	894,729
Cost of Purchases	-
Proceeds of Sales	(1,987,725)
Amortization/Accretion	-
Transfers in/out of Level 3	(1,521,629)
Ending Balance	$ 100
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $689,907,780. Net unrealized depreciation aggregated $55,788,149, of which $70,457,380 related to appreciated investment securities and $126,245,529 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and preferred securities, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Strategic
Dividend & Income Fund

1.805772.105

ASDI-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 13.1%
	Principal Amount	Value
Convertible Bonds - 11.4%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.5%
ArvinMeritor, Inc.:
4% 2/15/27	$ 2,070,000	$ 1,257,525
4.625% 3/1/26 (d)	1,070,000	741,810
BorgWarner, Inc. 3.5% 4/15/12	810,000	974,025
Johnson Controls, Inc. 6.5% 9/30/12	70,000	162,273
		3,135,633
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	500,000	916,600
Regis Corp. 5% 7/15/14	130,000	160,550
		1,077,150
Hotels, Restaurants & Leisure - 0.1%
International Game Technology 3.25% 5/1/14 (f)	200,000	255,524
Wyndham Worldwide Corp. 3.5% 5/1/12	360,000	486,371
		741,895
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	580,000	1,035,706
Media - 0.1%
Interpublic Group of Companies, Inc. 4.75% 3/15/23	210,000	192,843
Live Nation, Inc. 2.875% 7/15/27	230,000	147,200
Regal Entertainment Group 6.25% 3/15/11 (f)	100,000	95,773
Virgin Media, Inc. 6.5% 11/15/16 (f)	190,000	172,387
		608,203
Specialty Retail - 0.1%
Charming Shoppes, Inc. 1.125% 5/1/14	300,000	219,000
Group 1 Automotive, Inc. 2.25% 6/15/36 (d)	720,000	508,028
		727,028
Textiles, Apparel & Luxury Goods - 0.1%
Iconix Brand Group, Inc. 1.875% 6/30/12	440,000	403,172
TOTAL CONSUMER DISCRETIONARY		7,728,787
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	260,000	289,744
Food & Staples Retailing - 0.0%
Nash-Finch Co. 1.6314% 3/15/35 (d)	170,000	68,996
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.1%
Archer Daniels Midland Co. 0.875% 2/15/14	$ 260,000	$ 250,224
Smithfield Foods, Inc. 4% 6/30/13	140,000	120,022
Tyson Foods, Inc. 3.25% 10/15/13	110,000	113,168
		483,414
Personal Products - 0.0%
Chattem, Inc. 1.625% 5/1/14	300,000	286,401
TOTAL CONSUMER STAPLES		1,128,555
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Exterran Holdings, Inc. 4.25% 6/15/14	240,000	244,108
Schlumberger Ltd. 2.125% 6/1/23	180,000	269,784
SESI LLC 1.5% 12/15/26 (d)(f)	360,000	317,268
		831,160
Oil, Gas & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,050,000	952,665
Chesapeake Energy Corp. 2.5% 5/15/37	3,710,000	2,907,898
Massey Energy Co. 3.25% 8/1/15	350,000	264,565
Peabody Energy Corp. 4.75% 12/15/66	1,160,000	928,000
Quicksilver Resources, Inc. 1.875% 11/1/24	200,000	198,340
Western Refining, Inc. 5.75% 6/15/14	340,000	291,975
		5,543,443
TOTAL ENERGY		6,374,603
FINANCIALS - 0.8%
Capital Markets - 0.1%
GLG Partners, Inc. 5% 5/15/14 (f)	125,000	144,100
Janus Capital Group, Inc. 3.25% 7/15/14	110,000	126,731
		270,831
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	1,780,000	1,517,450
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 8% 4/15/29 (f)	190,000	289,427
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc. 4.75% 12/1/26	$ 650,000	$ 697,580
Ventas, Inc. 3.875% 11/15/11 (f)	2,180,000	2,276,857
		3,263,864
TOTAL FINANCIALS		5,052,145
HEALTH CARE - 3.3%
Biotechnology - 0.5%
Amgen, Inc.:
0.125% 2/1/11	990,000	975,972
0.375% 2/1/13	1,050,000	1,036,875
Cephalon, Inc.:
2% 6/1/15	360,000	469,116
2.5% 5/1/14	250,000	259,075
Gilead Sciences, Inc. 0.625% 5/1/13	350,000	439,565
Protein Design Labs, Inc. 2% 2/15/12	210,000	203,370
		3,383,973
Health Care Equipment & Supplies - 1.6%
Beckman Coulter, Inc.:
2.5% 12/15/36 (f)	2,000,000	2,240,000
2.5% 12/15/36	1,720,000	1,926,400
Hologic, Inc. 2% 12/15/37 (d)	410,000	331,075
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	4,000,000	4,080,000
3% 5/15/16	410,000	418,200
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	370,000	330,334
Medtronic, Inc. 1.625% 4/15/13	590,000	582,625
		9,908,634
Health Care Providers & Services - 0.3%
Chemed Corp. 1.875% 5/15/14	150,000	121,140
Laboratory Corp. of America Holdings 0% 9/11/21	110,000	103,433
LifePoint Hospitals, Inc. 3.5% 5/15/14	2,110,000	1,751,933
		1,976,506
Life Sciences Tools & Services - 0.5%
Fisher Scientific International, Inc. 2.5% 10/1/23	1,030,000	1,973,738
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Invitrogen Corp.:
1.5% 2/15/24	$ 660,000	$ 703,758
3.25% 6/15/25	400,000	438,520
		3,116,016
Pharmaceuticals - 0.4%
Biovail Corp. 5.375% 8/1/14	1,510,000	1,664,624
Mylan, Inc.:
1.25% 3/15/12	790,000	727,827
3.75% 9/15/15 (f)	200,000	258,820
		2,651,271
TOTAL HEALTH CARE		21,036,400
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc.:
2.75% 9/15/11	930,000	946,926
3% 8/15/24	690,000	790,257
GenCorp, Inc. 2.25% 11/15/24	270,000	191,700
		1,928,883
Airlines - 0.1%
JetBlue Airways Corp.:
6.75% 10/15/39	150,000	206,070
6.75% 10/15/39	150,000	206,505
		412,575
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	10,000	10,590
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. 3.25% 6/1/14 (f)	450,000	511,470
United Rentals North America, Inc. 1.875% 10/15/23	140,000	129,500
		640,970
Construction & Engineering - 0.1%
Fluor Corp. 1.5% 2/15/24	130,000	246,961
Quanta Services, Inc. 3.75% 4/30/26	190,000	209,950
		456,911
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 430,000	$ 400,502
1% 10/15/12	350,000	294,210
SunPower Corp. 4.75% 4/15/14	250,000	280,100
		974,812
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	310,000	425,165
Machinery - 0.2%
AGCO Corp. 1.25% 12/15/36	360,000	361,368
Barnes Group, Inc.:
3.375% 3/15/27	220,000	195,800
3.75% 8/1/25	190,000	182,875
Danaher Corp. 0% 1/22/21	400,000	362,236
Terex Corp. 4% 6/1/15	300,000	369,870
		1,472,149
Marine - 0.0%
Horizon Lines, Inc. 4.25% 8/15/12	30,000	21,900
Professional Services - 0.0%
CBIZ, Inc. 3.125% 6/1/26	60,000	56,850
FTI Consulting, Inc. 3.75% 7/15/12	30,000	44,229
		101,079
Road & Rail - 0.3%
Hertz Global Holdings, Inc. 5.25% 6/1/14	1,300,000	1,802,837
Trading Companies & Distributors - 0.0%
WESCO International, Inc.:
2.625% 10/15/25	61,000	59,170
6% 9/15/29	49,000	53,964
		113,134
TOTAL INDUSTRIALS		8,361,005
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.4%
CommScope, Inc. 3.25% 7/1/15	1,510,000	1,820,582
L-3 Communications Corp. 3% 8/1/35	140,000	140,000
Lucent Technologies, Inc. 2.875% 6/15/25	630,000	503,981
		2,464,563
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.3%
EMC Corp.:
1.75% 12/1/11	$ 270,000	$ 314,550
1.75% 12/1/13	1,150,000	1,359,818
Maxtor Corp. 2.375% 8/15/12	390,000	376,485
		2,050,853
Electronic Equipment & Components - 0.2%
Anixter International, Inc. 1% 2/15/13	160,000	137,923
FLIR Systems, Inc. 3% 6/1/23	40,000	82,984
Itron, Inc. 2.5% 8/1/26	460,000	506,184
L-1 Identity Solutions, Inc. 3.75% 5/15/27	185,000	160,062
		887,153
Internet Software & Services - 0.2%
Equinix, Inc. 4.75% 6/15/16	930,000	1,146,897
VeriSign, Inc. 3.25% 8/15/37	450,000	368,575
		1,515,472
IT Services - 0.6%
CACI International, Inc. 2.125% 5/1/14	3,060,000	3,159,450
VeriFone Holdings, Inc. 1.375% 6/15/12	700,000	507,570
		3,667,020
Semiconductors & Semiconductor Equipment - 0.8%
Advanced Micro Devices, Inc. 6% 5/1/15	1,560,000	1,035,528
Amkor Technology, Inc.:
2.5% 5/15/11	190,000	174,325
6% 4/15/14 (f)	350,000	700,805
Diodes, Inc. 2.25% 10/1/26	230,000	221,559
Intel Corp.:
2.95% 12/15/35	790,000	706,363
3.25% 8/1/39 (f)	710,000	756,186
Micron Technology, Inc.:
1.875% 6/1/14	460,000	355,635
4.25% 10/15/13	200,000	325,500
ON Semiconductor Corp. 2.625% 12/15/26	850,000	876,605
		5,152,506
Software - 0.3%
Informatica Corp. 3% 3/15/26	270,000	296,271
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp.:
0.75% 6/15/11	$ 90,000	$ 91,773
1% 6/15/13	1,220,000	1,233,420
		1,621,464
TOTAL INFORMATION TECHNOLOGY		17,359,031
MATERIALS - 0.3%
Chemicals - 0.0%
Ferro Corp. 6.5% 8/15/13	400,000	313,176
Metals & Mining - 0.2%
Alcoa, Inc. 5.25% 3/15/14	100,000	204,250
Allegheny Technologies, Inc. 4.25% 6/1/14	210,000	229,860
ArcelorMittal SA 5% 5/15/14	60,000	83,454
Century Aluminum Co. 1.75% 8/1/24	60,000	52,650
Newmont Mining Corp. 3% 2/15/12	230,000	263,994
Placer Dome, Inc. 2.75% 10/15/23	150,000	218,445
Steel Dynamics, Inc. 5.125% 6/15/14	130,000	159,250
		1,211,903
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15 (f)	340,000	372,389
TOTAL MATERIALS		1,897,468
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Alaska Communication Systems Group, Inc. 5.75% 3/1/13 (f)	40,000	35,400
Qwest Communications International, Inc. 3.5% 11/15/25	300,000	297,030
Time Warner Telecom, Inc. 2.375% 4/1/26	660,000	595,650
		928,080
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. 4.5% 7/15/14	$ 2,150,000	$ 1,564,125
SBA Communications Corp. 4% 10/1/14 (f)	170,000	176,596
		1,740,721
TOTAL TELECOMMUNICATION SERVICES		2,668,801
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	190,000	208,468
5.5% 6/15/29	170,000	189,550
		398,018
TOTAL CONVERTIBLE BONDS		72,004,813
Nonconvertible Bonds - 1.7%
FINANCIALS - 1.3%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,579,058
Lehman Brothers Holdings, Inc. 1.2019% (c)(g)	1,000,000	100
		2,579,158
Commercial Banks - 0.6%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,460,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	820,000
Wells Fargo Capital XIII 7.7% (g)	2,000,000	1,740,000
		4,020,000
Diversified Financial Services - 0.3%
Goldman Sachs Capital II 5.793% (g)	2,000,000	1,440,000
TOTAL FINANCIALS		8,039,158
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	$ 3,000,000	$ 2,370,000
TOTAL NONCONVERTIBLE BONDS		10,409,158
TOTAL CORPORATE BONDS (Cost $79,016,672)		82,413,971
Common Stocks - 65.3%
	Shares
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.7%
Autoliv, Inc.	21,700	695,919
BorgWarner, Inc.	17,500	519,225
Federal-Mogul Corp. Class A (a)	62,806	790,099
Johnson Controls, Inc.	65,300	1,617,481
The Goodyear Tire & Rubber Co. (a)	63,300	1,043,817
		4,666,541
Diversified Consumer Services - 0.3%
Brinks Home Security Holdings, Inc. (a)	21,600	675,432
Regis Corp.	61,100	988,598
		1,664,030
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	50,400	733,824
Burger King Holdings, Inc.	52,100	934,153
Carnival Corp. unit	21,300	623,025
Darden Restaurants, Inc.	23,700	780,441
Las Vegas Sands Corp. unit	6,270	1,521,729
WMS Industries, Inc. (a)	13,000	550,290
		5,143,462
Household Durables - 3.4%
Black & Decker Corp.	23,600	1,041,232
D.R. Horton, Inc.	209,631	2,811,152
KB Home	259,799	4,730,940
Lennar Corp. Class A	183,600	2,781,540
M/I Homes, Inc. (a)	64,000	1,012,480
Meritage Homes Corp. (a)	11,500	257,715
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	88,100	$ 1,226,352
Pulte Homes, Inc.	322,512	4,121,703
Ryland Group, Inc.	104,777	2,401,489
The Stanley Works	22,610	925,427
Toll Brothers, Inc. (a)	7,100	161,454
		21,471,484
Media - 0.8%
Cablevision Systems Corp. - NY Group Class A	14,700	328,398
Comcast Corp. Class A	106,700	1,634,644
McGraw-Hill Companies, Inc.	30,400	1,021,744
The Walt Disney Co.	75,900	1,976,436
		4,961,222
Multiline Retail - 0.3%
Target Corp.	36,900	1,734,300
Specialty Retail - 0.4%
Advance Auto Parts, Inc.	18,800	795,240
Best Buy Co., Inc.	22,200	805,416
Staples, Inc.	53,800	1,162,618
		2,763,274
Textiles, Apparel & Luxury Goods - 0.4%
Polo Ralph Lauren Corp. Class A	16,500	1,095,270
VF Corp.	19,100	1,328,596
		2,423,866
TOTAL CONSUMER DISCRETIONARY		44,828,179
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Carlsberg AS:
Series A	11,300	823,801
Series B	2,775	199,365
		1,023,166
Food & Staples Retailing - 0.4%
CVS Caremark Corp.	27,200	1,020,544
Wal-Mart Stores, Inc.	25,400	1,292,098
Winn-Dixie Stores, Inc. (a)	35,666	491,121
		2,803,763
Food Products - 0.6%
B&G Foods, Inc. unit	96,900	1,688,967
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. (a)	101,400	$ 1,244,178
Tyson Foods, Inc. Class A	86,500	1,037,135
		3,970,280
Household Products - 0.2%
Energizer Holdings, Inc. (a)	13,100	857,133
Procter & Gamble Co.	12,000	649,320
		1,506,453
Personal Products - 0.2%
Avon Products, Inc.	31,900	1,016,653
TOTAL CONSUMER STAPLES		10,320,315
ENERGY - 7.1%
Energy Equipment & Services - 1.7%
BJ Services Co.	63,000	1,011,780
ENSCO International, Inc.	35,400	1,306,260
Nabors Industries Ltd. (a)	47,800	845,104
Noble Corp.	39,000	1,366,170
Schlumberger Ltd.	45,460	2,554,852
Smith International, Inc.	25,000	689,250
Transocean Ltd. (a)	17,400	1,319,616
Weatherford International Ltd. (a)	82,400	1,643,880
		10,736,912
Oil, Gas & Consumable Fuels - 5.4%
Alpha Natural Resources, Inc. (a)	112,844	3,645,990
Cabot Oil & Gas Corp.	45,700	1,610,925
Chesapeake Energy Corp.	91,400	2,087,576
Chevron Corp.	86,900	6,077,786
ConocoPhillips	36,300	1,634,589
Exxon Mobil Corp.	95,840	6,627,336
Marathon Oil Corp.	42,000	1,296,540
Noble Energy, Inc.	20,700	1,251,522
Occidental Petroleum Corp.	61,400	4,488,340
Range Resources Corp.	43,400	2,099,258
SandRidge Energy, Inc. (a)	79,100	965,020
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	46,300	$ 1,706,618
Suncor Energy, Inc.	21,504	657,929
		34,149,429
TOTAL ENERGY		44,886,341
FINANCIALS - 28.1%
Capital Markets - 1.6%
Goldman Sachs Group, Inc.	26,000	4,301,960
Morgan Stanley	203,700	5,899,152
		10,201,112
Commercial Banks - 2.5%
Comerica, Inc.	44,600	1,189,482
Huntington Bancshares, Inc.	138,100	629,736
KeyCorp	134,445	895,404
PNC Financial Services Group, Inc.	58,624	2,496,796
TCF Financial Corp.	60,700	835,232
U.S. Bancorp, Delaware	108,500	2,454,270
Wells Fargo & Co.	267,100	7,350,592
		15,851,512
Consumer Finance - 0.5%
American Express Co.	61,700	2,086,694
Capital One Financial Corp.	30,500	1,137,345
		3,224,039
Diversified Financial Services - 5.1%
Bank of America Corp.	992,737	17,462,236
Citigroup, Inc.	100,692	503,460
JPMorgan Chase & Co.	324,494	14,102,509
		32,068,205
Insurance - 2.3%
ACE Ltd.	28,700	1,497,566
Aon Corp.	7,300	304,848
Axis Capital Holdings Ltd.	88,718	2,704,125
Endurance Specialty Holdings Ltd.	2,908	100,239
Everest Re Group Ltd.	47,300	3,987,863
Lincoln National Corp.	115,494	2,915,069
RenaissanceRe Holdings Ltd.	26,300	1,432,035
The Travelers Companies, Inc.	32,200	1,623,524
		14,565,269
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 14.8%
Acadia Realty Trust (SBI)	84,700	$ 1,296,757
Alexandria Real Estate Equities, Inc.	46,800	2,607,228
Apartment Investment & Management Co. Class A	181,984	2,214,745
AvalonBay Communities, Inc.	21,075	1,357,862
Boston Properties, Inc.	39,094	2,368,315
Brandywine Realty Trust (SBI)	183,400	1,945,874
Camden Property Trust (SBI)	83,300	3,057,110
CBL & Associates Properties, Inc.	402,045	3,767,162
Corporate Office Properties Trust (SBI)	82,000	3,022,520
Developers Diversified Realty Corp. (e)	247,353	1,939,248
DiamondRock Hospitality Co.	299,723	2,053,103
Digital Realty Trust, Inc.	81,500	3,551,770
Duke Realty LP	257,000	2,960,640
Equity Residential (SBI)	63,145	1,724,490
Essex Property Trust, Inc.	26,800	1,999,548
HCP, Inc.	77,400	2,204,352
Healthcare Realty Trust, Inc.	62,900	1,361,785
Highwoods Properties, Inc. (SBI)	114,100	3,351,117
Home Properties, Inc.	34,900	1,325,153
Host Hotels & Resorts, Inc.	99,959	996,591
Inland Real Estate Corp.	59,750	500,705
Kimco Realty Corp.	33,538	420,902
Kite Realty Group Trust	100,170	364,619
Nationwide Health Properties, Inc.	9,500	302,860
Omega Healthcare Investors, Inc.	48,100	813,371
Plum Creek Timber Co., Inc. (e)	53,100	1,608,399
Potlatch Corp.	60,330	1,755,603
ProLogis Trust	451,865	5,024,739
Public Storage	51,636	3,642,920
Rayonier, Inc.	26,520	1,139,034
Regency Centers Corp.	80,700	2,707,485
Simon Property Group, Inc.	126,256	8,032,407
SL Green Realty Corp.	102,400	3,613,696
Sunstone Hotel Investors, Inc.	394,356	2,468,669
Tanger Factory Outlet Centers, Inc.	19,900	748,638
The Macerich Co. (e)	111,042	3,182,464
U-Store-It Trust	358,892	2,322,031
UDR, Inc.	52,100	666,359
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	156,000	$ 6,116,760
Vornado Realty Trust	54,549	3,137,658
		93,674,689
Real Estate Management & Development - 1.1%
BR Malls Participacoes SA (a)	39,800	395,826
Brookfield Properties Corp.	32,400	355,428
CB Richard Ellis Group, Inc. Class A (a)	352,500	4,173,600
Forestar Group, Inc. (a)	89,100	1,286,604
Jones Lang LaSalle, Inc.	18,200	853,216
		7,064,674
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	128,700	1,325,610
TOTAL FINANCIALS		177,975,110
HEALTH CARE - 3.9%
Biotechnology - 0.4%
Amgen, Inc. (a)	25,800	1,541,292
Biogen Idec, Inc. (a)	16,200	813,402
		2,354,694
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. (a)	48,000	564,000
Cooper Companies, Inc.	21,300	581,916
Covidien PLC	36,082	1,427,765
		2,573,681
Health Care Providers & Services - 0.9%
AmerisourceBergen Corp.	45,800	975,998
CIGNA Corp.	42,700	1,256,661
Emeritus Corp. (a)	88,001	1,586,658
Health Management Associates, Inc. Class A (a)	128,000	884,480
Medco Health Solutions, Inc. (a)	23,570	1,301,535
		6,005,332
Pharmaceuticals - 2.2%
Allergan, Inc.	22,300	1,247,016
Ardea Biosciences, Inc. (a)	18,300	324,642
Cadence Pharmaceuticals, Inc. (a)	26,100	284,751
Merck & Co., Inc.	82,700	2,681,961
Optimer Pharmaceuticals, Inc. (a)	19,400	252,782
Pfizer, Inc.	441,200	7,368,040
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
ViroPharma, Inc. (a)	46,900	$ 375,200
Vivus, Inc. (a)	48,900	302,691
Wyeth	20,000	957,000
		13,794,083
TOTAL HEALTH CARE		24,727,790
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.5%
Honeywell International, Inc.	40,500	1,488,780
Lockheed Martin Corp.	9,100	682,318
Precision Castparts Corp.	7,200	657,216
Stanley, Inc. (a)	16,500	423,225
		3,251,539
Airlines - 0.1%
Delta Air Lines, Inc. (a)	57,375	414,248
Building Products - 0.6%
AAON, Inc.	6,500	135,720
Masco Corp.	93,200	1,349,536
Owens Corning (a)	112,400	2,511,016
		3,996,272
Commercial Services & Supplies - 0.4%
R.R. Donnelley & Sons Co.	51,500	918,760
Republic Services, Inc.	74,270	1,902,055
		2,820,815
Electrical Equipment - 0.5%
Regal-Beloit Corp.	23,100	1,050,126
Rockwell Automation, Inc.	51,600	2,159,460
		3,209,586
Industrial Conglomerates - 0.2%
Textron, Inc.	79,100	1,214,976
Machinery - 0.8%
Cummins, Inc.	73,300	3,321,956
Danaher Corp.	22,000	1,335,620
Timken Co.	24,600	519,306
		5,176,882
Road & Rail - 1.2%
Con-way, Inc.	71,494	2,985,589
CSX Corp.	38,100	1,619,250
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	29,400	$ 1,117,200
Union Pacific Corp.	26,000	1,555,060
		7,277,099
Trading Companies & Distributors - 0.1%
Fastenal Co.	8,200	296,840
W.W. Grainger, Inc.	3,400	297,398
		594,238
TOTAL INDUSTRIALS		27,955,655
INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 1.0%
Adtran, Inc.	64,200	1,459,908
Cisco Systems, Inc. (a)	70,900	1,531,440
Juniper Networks, Inc. (a)	110,700	2,553,849
Tellabs, Inc. (a)	100,600	637,804
		6,183,001
Computers & Peripherals - 0.7%
Dell, Inc. (a)	110,900	1,755,547
Hewlett-Packard Co.	41,800	1,876,402
Western Digital Corp. (a)	19,100	654,748
		4,286,697
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	45,600	1,594,176
Arrow Electronics, Inc. (a)	64,033	1,769,872
Avnet, Inc. (a)	69,600	1,854,840
Flextronics International Ltd. (a)	105,400	625,022
Ingram Micro, Inc. Class A (a)	82,550	1,383,538
Tyco Electronics Ltd.	44,800	1,022,336
		8,249,784
Internet Software & Services - 0.1%
Tencent Holdings Ltd.	20,400	303,482
VeriSign, Inc. (a)	27,100	574,249
		877,731
IT Services - 0.4%
Fidelity National Information Services, Inc.	43,000	1,056,080
Lender Processing Services, Inc.	38,082	1,305,451
		2,361,531
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	41,000	$ 1,158,250
Applied Materials, Inc.	131,000	1,726,580
FormFactor, Inc. (a)	65,200	1,430,488
Intel Corp.	132,700	2,696,464
KLA-Tencor Corp.	56,200	1,753,440
Lam Research Corp. (a)	30,400	933,280
Micron Technology, Inc. (a)	176,000	1,297,120
National Semiconductor Corp.	61,519	933,243
ON Semiconductor Corp. (a)	411,900	3,324,033
Samsung Electronics Co. Ltd.	1,104	681,493
Standard Microsystems Corp. (a)	25,347	590,078
		16,524,469
Software - 0.5%
BMC Software, Inc. (a)	46,800	1,668,420
Microsoft Corp.	65,400	1,612,110
		3,280,530
TOTAL INFORMATION TECHNOLOGY		41,763,743
MATERIALS - 2.5%
Chemicals - 1.3%
Albemarle Corp.	48,956	1,577,852
Ashland, Inc.	28,300	1,038,044
Celanese Corp. Class A	82,100	2,091,087
Cytec Industries, Inc.	29,300	846,477
Dow Chemical Co.	48,100	1,024,049
Solutia, Inc. (a)	98,620	1,206,123
Terra Industries, Inc.	17,700	550,647
		8,334,279
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	16,100	825,769
Temple-Inland, Inc.	202,047	3,416,615
		4,242,384
Metals & Mining - 0.4%
Agnico-Eagle Mines Ltd. (Canada)	7,000	401,544
Freeport-McMoRan Copper & Gold, Inc.	9,082	571,984
Goldcorp, Inc.	10,700	389,935
Newcrest Mining Ltd.	15,135	384,050
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	8,000	$ 321,520
Steel Dynamics, Inc.	10,300	170,465
		2,239,498
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	22,200	830,058
TOTAL MATERIALS		15,646,219
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	291,715	7,599,176
Verizon Communications, Inc.	136,800	4,246,272
		11,845,448
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	2,439	77,194
Sprint Nextel Corp. (a)	313,400	1,147,044
		1,224,238
TOTAL TELECOMMUNICATION SERVICES		13,069,686
UTILITIES - 1.9%
Electric Utilities - 0.8%
Entergy Corp.	27,700	2,188,300
FirstEnergy Corp.	57,600	2,599,488
		4,787,788
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	61,600	1,949,640
Multi-Utilities - 0.8%
Sempra Energy	46,600	2,337,922
Wisconsin Energy Corp.	63,400	2,882,798
		5,220,720
TOTAL UTILITIES		11,958,148
TOTAL COMMON STOCKS (Cost $385,630,851)		413,131,186
Preferred Stocks - 18.9%
	Shares	Value
Convertible Preferred Stocks - 6.5%
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.3%
Autoliv, Inc. 8.00%	22,500	$ 1,021,275
Johnson Controls, Inc. 11.50%	4,600	582,510
		1,603,785
Automobiles - 0.1%
Ford Motor Co. Capital Trust II 6.50%	24,000	698,640
Leisure Equipment & Products - 0.0%
Callaway Golf Co. 7.50% (a)(f)	2,500	296,250
Media - 0.5%
Emmis Communications Corp. Series A, 6.25%	10,100	39,895
Interpublic Group of Companies, Inc. 5.25%	4,724	3,019,439
		3,059,334
TOTAL CONSUMER DISCRETIONARY		5,658,009
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Archer Daniels Midland Co. 6.25%	14,800	568,024
Bunge Ltd. 5.125%	792	518,157
		1,086,181
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Chesapeake Energy Corp. 4.50%	20,700	1,511,100
El Paso Corp.:
4.99% (f)	2,000	1,687,280
4.99%	1,134	956,688
SandRidge Energy, Inc. 8.50% (a)(f)	3,100	526,721
		4,681,789
FINANCIALS - 1.4%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	15,300	483,939
Commercial Banks - 0.8%
Huntington Bancshares, Inc. 8.50%	886	701,526
KeyCorp Series A, 7.75%	9,000	768,150
Regions Financial Corp. 10.00%	520	738,608
Wells Fargo & Co. 7.50%	2,990	2,548,975
		4,757,259
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - 0.4%
AMG Capital Trust I 5.10%	3,400	$ 115,151
Bank of America Corp. Series L, 7.25%	1,139	982,957
United Rentals Trust I $3.25 QUIPS	72,800	1,712,256
		2,810,364
Real Estate Investment Trusts - 0.1%
FelCor Lodging Trust, Inc. Series A 1.95%	7,200	79,200
HRPT Properties Trust 6.50%	34,390	563,893
Simon Property Group, Inc. 6.00%	2,100	117,390
		760,483
TOTAL FINANCIALS		8,812,045
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.3%
HealthSouth Corp. Series A 6.50%	2,873	2,037,848
Omnicare Capital Trust II Series B, 4.00%	5,100	173,094
		2,210,942
Pharmaceuticals - 0.2%
Mylan, Inc. 6.50%	997	962,105
TOTAL HEALTH CARE		3,173,047
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Avery Dennison Corp. 7.875%	10,765	374,622
Road & Rail - 0.1%
Kansas City Southern 5.125%	1,022	1,000,712
TOTAL INDUSTRIALS		1,375,334
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Lucent Technologies Capital Trust I 7.75%	2,700	1,971,000
MATERIALS - 1.1%
Chemicals - 0.5%
Celanese Corp. 4.25%	93,100	3,062,059
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
MATERIALS - continued
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	1,794	$ 2,436,229
6.75%	16,600	1,573,414
		4,009,643
TOTAL MATERIALS		7,071,702
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 6.25% PIERS	6,300	326,844
UTILITIES - 1.1%
Electric Utilities - 0.0%
FPL Group, Inc. 8.375%	5,600	288,053
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. 4.00% (f)	1,650	2,218,359
Multi-Utilities - 0.7%
CMS Energy Corp. 4.50%	60,000	4,345,200
TOTAL UTILITIES		6,851,612
TOTAL CONVERTIBLE PREFERRED STOCKS		41,007,563
Nonconvertible Preferred Stocks - 12.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	808,000
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Finance Co. 8.00% (f)	28	2,800,000
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp. (depositary shares) Series B, 5.68%	19,375	1,540,313
FINANCIALS - 6.4%
Capital Markets - 1.3%
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,552,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	$ 778,000
Series D, 4%	200,000	3,602,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,548,800
		8,480,800
Commercial Banks - 2.1%
ABN AMRO Capital Funding Trust V 5.90%	20,000	167,000
ABN AMRO Capital Funding Trust VII 6.08%	40,400	333,704
Barclays Bank PLC Series 2 6.625%	40,000	738,400
BNY Capital V 5.95%	115,000	2,596,700
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	2,000,000
Keycorp Capital IX 6.75%	6,882	126,354
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	364,400
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	629,200
6.50%	40,000	924,000
6.80%	160,000	3,848,000
USB Capital XII 6.30%	80,000	1,721,600
		13,449,358
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	36,432
Diversified Financial Services - 0.7%
Bank of America Corp.:
Series D, 6.204%	20,000	382,000
Series H, 8.20%	56,015	1,237,371
Deutsche Bank Capital Funding Trust VIII 6.375%	80,000	1,594,400
General Electric Capital Corp. 6.05%	40,000	908,800
		4,122,571
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	735,600
Real Estate Investment Trusts - 1.4%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,587,110
Hospitality Properties Trust:
Series B, 8.875%	125,000	2,847,500
Series C, 7.00%	100,000	1,810,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	479,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage Series M, 6.625%	50,000	$ 1,089,000
Vornado Realty Trust Series E, 7.00%	40,000	884,800
		8,697,410
Thrifts & Mortgage Finance - 0.8%
Fannie Mae:
Series E, 5.10%	27,562	79,930
Series H, 5.81%	71,200	224,280
Series I, 5.375%	5,000	15,900
Series L, 5.125%	140,900	408,610
Series N, 5.50%	92,650	285,362
Series O, 7.00%	42,200	119,004
Series R, 7.65%	40,000	74,000
Series T, 8.25%	40,000	78,400
Freddie Mac:
Series F, 5.00% (a)	68,500	205,500
Series H, 5.10% (a)	10,300	30,179
Series K, 5.79% (a)	25,200	80,640
Series O, 5.81% (a)	19,500	58,890
Series R, 5.70% (a)	117,000	376,740
Series S, 0.00% (a)	10,000	31,000
Series U, 5.90% (a)	40,000	66,000
Series V, 5.57% (a)	566,000	894,280
Series W, 5.66% (a)	161,600	258,560
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,905,600
		5,192,875
TOTAL FINANCIALS		40,715,046
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	777,249
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 6.375%	161,800	4,197,092
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - 4.4%
Electric Utilities - 3.8%
Alabama Power Co.:
4.60%	2,000	$ 144,000
5.20%	57,300	1,223,355
5.625%	80,000	1,752,000
6.45%	80,000	1,940,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	850,000
Duquesne Light Co. 6.50%	66,050	2,575,950
FPL Group Capital Trust I 5.875%	20,000	499,000
FPL Group Capital, Inc. Series E, 7.45%	60,000	1,572,600
Mid-American Energy Co. 4.40%	5,000	392,344
Pacific Gas & Electric Co.:
Series B, 5.50%	61,900	1,430,509
Series D 5.00%	69,200	1,469,808
PPL Electric Utilities Corp. 6.25%	190,000	4,360,500
Southern California Edison Co.:
6.125%	35,000	2,782,500
Series C:
4.24%	54,600	987,168
6.00%	20,000	1,600,000
Series D, 4.32%	15,000	279,750
		23,859,484
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	280,920
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	2,174,687
San Diego Gas & Electric Co. 1.70%	67,548	1,627,907
		3,802,594
TOTAL UTILITIES		27,942,998
TOTAL NONCONVERTIBLE PREFERRED STOCKS		78,780,698
TOTAL PREFERRED STOCKS (Cost $178,510,992)		119,788,261
Preferred Securities - 0.9%
	Principal Amount	Value
FINANCIALS - 0.9%
Commercial Banks - 0.3%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	$ 3,000,000	$ 1,991,440
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	168,000	104,576
		2,096,016
Diversified Financial Services - 0.6%
JPMorgan Chase & Co. 7.9% (g)	4,000,000	3,918,277
TOTAL PREFERRED SECURITIES (Cost $6,755,753)		6,014,293
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.33% (h)	10,367,040	10,367,040
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(h)	2,365,880	2,365,880
TOTAL MONEY MARKET FUNDS (Cost $12,732,920)		12,732,920
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $39,000)	$ 39,000	39,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $662,686,188)		634,119,631
NET OTHER ASSETS - (0.2)%		(1,552,438)
NET ASSETS - 100%		$ 632,567,193
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
QUIPS - Quarterly Income Preferred Securities
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,533,386 or 3.9% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$39,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 6,706
Banc of America Securities LLC	3,339
Bank of America, NA	8,347
Deutsche Bank Securities, Inc.	3,673
ING Financial Markets LLC	1,074
J.P. Morgan Securities, Inc.	6,678
Mizuho Securities USA, Inc.	3,339
Morgan Stanley & Co., Inc.	1,670
Societe Generale, New York Branch	4,174
$ 39,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,774
Fidelity Securities Lending Cash Central Fund	30,257
Total	$ 75,031
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 51,294,188	$ 44,154,345	$ 7,139,843	$ -
Consumer Staples	14,206,496	10,320,315	3,886,181	-
Energy	51,108,443	44,886,341	6,222,102	-
Financials	227,502,201	221,661,492	5,840,709	-
Health Care	27,900,837	24,727,790	3,173,047	-
Industrials	29,330,989	27,955,655	1,375,334	-
Information Technology	43,734,743	41,763,743	1,971,000	-
Materials	23,495,170	16,423,468	7,071,702	-
Telecommunication Services	17,593,622	17,266,778	326,844	-
Utilities	46,752,758	27,195,852	19,556,906	-
Corporate Bonds	82,413,971	-	82,413,871	100
Preferred Securities	6,014,293	-	6,014,293	-
Money Market Funds	12,732,920	12,732,920	-	-
Cash Equivalents	39,000	-	39,000	-
Total Investments in Securities	$ 634,119,631	$ 489,088,699	$ 145,030,832	$ 100
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,000,000
Total Realized Gain (Loss)	614,725
Total Unrealized Gain (Loss)	894,729
Cost of Purchases	-
Proceeds of Sales	(1,987,725)
Amortization/Accretion	-
Transfers in/out of Level 3	(1,521,629)
Ending Balance	$ 100
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $689,907,780. Net unrealized depreciation aggregated $55,788,149, of which $70,457,380 related to appreciated investment securities and $126,245,529 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and preferred securities, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2009